Accumulated Deficit During Development Stage	12 Months Ended
Jun. 30, 2025
Accumulated Deficit During Development Stage [Abstract]
ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

12. ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

	Years Ended June 30,
	2025	2024	2023

Balance at beginning of year	214,161,131	195,130,889	181,884,388
Net loss for the year	12,147,828	19,123,464	13,806,515
Reclassify expired options from reserves	(326,544)	-	(560,014)
Reclassify forfeited options from reserves	(93,735)	(93,222)	-
Balance at end of year	225,888,680	214,161,131	195,130,889